Taxes on Income	3 Months Ended	12 Months Ended
	Mar. 22, 2014	Dec. 28, 2013
Income Tax Disclosure [Abstract]
Taxes on Income
TAXES ON INCOME
In the first quarter of 2013, Safeway withdrew $68.7 million from the accumulated cash surrender value of COLI policies purchased in the early 1980s and determined that a majority of the remaining cash surrender value would be received in the future through tax-free death benefits. Consequently, Safeway reversed deferred taxes on that remaining cash surrender value and reduced tax expense by $17.2 million. In addition, income tax expense in the first quarter of 2013 was reduced by $5.0 million due to the resolution of federal income tax matters.

Taxes on Income
The components of income before income tax expense are as follows (in millions):

	2013	2012	2011
Domestic	$258.3	$370.7	$404.8
Foreign	(6.7)	(8.5)	(6.8)
	$251.6	$362.2	$398.0

The components of income tax expense are as follows (in millions):

	2013	2012	2011
Current:
Federal	$301.7	$146.9	$106.8
State	11.8	5.1	19.6
Foreign	(2.4)	(2.9)	(2.7)
	311.1	149.1	123.7
Deferred:
Federal	(273.9)	(35.4)	(53.8)
State	(2.7)	(0.7)	(1.4)
Foreign	—	—	—
	(276.6)	(36.1)	(55.2)
	$34.5	$113.0	$68.5

Reconciliation of the provision for income taxes at the U.S. federal statutory income tax rate to the Company’s income taxes is as follows (dollars in millions):

	2013	2012	2011
Statutory rate	35%	35%	35%
Income tax expense using federal statutory rate	$88.1	$126.8	$139.3
State taxes on income net of federal benefit	5.9	2.9	11.8
Charitable donations of inventory	(9.6)	(4.3)	(12.0)
U.S. repatriation tax	—	—	(53.8)
Federal tax credits	(11.2)	(2.2)	(12.1)
Reversal of deferred tax liability on life insurance	(17.2)	—	—
Equity earnings of foreign affiliate	(13.3)	(8.4)	(4.6)
Other	(8.2)	(1.8)	(0.1)
	$34.5	$113.0	$68.5

In 2013, Safeway withdrew $68.7 million from the accumulated cash surrender value of corporate-owned life insurance ("COLI") policies purchased in the early 1980s and determined that a majority of the remaining cash surrender value would be received in the future through tax-free death benefits. Consequently, Safeway reversed deferred taxes on that remaining cash surrender value and reduced tax expense by $17.2 million.

Income tax expense decreased by $53.8 million in 2011 as a result of a change in repatriation policy regarding the Company’s investment in Casa Ley.

Significant components of the Company’s net deferred tax liability at year end are as follows (in millions):

	2013	2012
Deferred tax assets:
Pension liability	$279.8	$293.3
Workers’ compensation and other claims	152.0	189.7
Employee benefits	155.7	202.8
Accrued claims and other liabilities	92.4	95.3
Reserves not currently deductible	63.8	37.4
Federal deduction of state taxes	51.2	7.7
Foreign tax credit carryforwards	—	37.9
State tax credit carryforwards	21.3	27.7
Operating loss carryforwards	8.8	1.9
Other assets	9.5	3.1
	834.5	896.8
Valuation Allowance	—	(27.1)
	$834.5	$869.7

	2013	2012
Deferred tax liabilities:
Property	$(430.0)	$(662.4)
Inventory	(273.3)	(314.5)
Investment in Blackhawk	(17.9)	—
Investments in foreign operations	(6.5)	(19.4)
	(727.7)	(996.3)
Net deferred tax asset (liability)	$106.8	$(126.6)

Deferred tax assets and liabilities are reported in the balance sheet as follows (in millions):

	2013	2012
Current deferred tax assets (1)	$51.8	$1.1
Noncurrent deferred tax assets (2)	55.0	81.2
Current deferred tax liability	—	(30.4)
Noncurrent deferred tax liability	—	(178.5)
Net deferred tax asset (liability)	$106.8	$(126.6)
(1) Included in Prepaid Expenses and Other Current Assets.
(2) Included in Other Assets.
At December 28, 2013, the Company had net operating loss carryforwards for federal income tax purposes of approximately $4.5 million which expire at various dates from 2023 to 2024. The Company also had foreign net operating loss carryforwards of $20.2 million which do not expire. In addition, the Company had state tax credit carryforwards of $32.5 million which expire in 2023.
At December 29, 2012, the Company had foreign tax credit carryforwards of $37.9 million which would normally expire in 2021. A valuation allowance was recorded against $27.1 million of these carryforwards. The valuation allowance is recorded when it becomes more likely than not that a portion of the deferred tax asset will not be realized. As a result of the sale of its Canadian operations the Company was able to utilize the foreign tax credit carryforwards in 2013.
At year-end 2013, no deferred tax liability has been recognized for the $170.0 million of unremitted foreign earnings because the Company intends to utilize those earnings in the foreign operations for an indefinite period of time. If Safeway did not consider these earnings to be indefinitely reinvested, the deferred tax liability would have been in the range of $25 million to $75 million at year-end 2013.
A reconciliation of the beginning and ending amount of unrecognized tax benefits follows (in millions):

	2013	2012	2011
Balance at beginning of year	$119.4	$161.3	$159.9
Additions based on tax positions related to the current year	75.6	2.7	17.8
Reduction for tax positions of current year	(4.9)	—	—
Additions for tax positions of prior years	0.2	2.2	0.5
Reductions for tax positions of prior years	(47.1)	(46.9)	(3.5)
Foreign currency translation	(0.3)	0.1	(0.1)
Expiration of statute of limitations	(1.3)	—	—
Settlements	(4.1)	—	(13.3)
Balance at end of year	$137.5	$119.4	$161.3

As of December 28, 2013, December 29, 2012 and December 31, 2011, the balance of unrecognized tax benefits included tax positions of $60.1 million (net of tax), $42.9 million (net of tax) and $43.1 million (net of tax), respectively, that would reduce the Company’s effective income tax rate if recognized in future periods.
Continuing operations income tax expense in 2013, 2012 and 2011 included benefits of $5.9 million (net of tax), $5.6 million (net of tax) and expense of $0.2 million (net of tax), respectively, related to interest and penalties. As of December 28, 2013 and December 29, 2012, the Company’s accrual for net interest and penalties were receivables of $5.2 million and $3.3 million, respectively.
The Company and its domestic subsidiaries file income tax returns with federal, state and local tax authorities within the United States. The Company’s foreign affiliates file income tax returns in various foreign jurisdictions, the most significant of which are Canada and certain of its provinces. The Company expects that it will no longer be subject to federal income tax examinations for fiscal years before 2007, and is no longer subject to state and local income tax examinations for fiscal years before 2006. With limited exceptions, including proposed deficiencies which the Company is protesting, Safeway’s Canadian affiliates are no longer subject to examination by Canada and certain of its provinces for fiscal years before 2006.

The Company does not anticipate that total unrecognized tax benefits will change significantly in the next 12 months.